Schedule of trade and other payables (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Trade payables	€ 1,375	€ 3,701
Amounts owed to related parties		5,086
Lease liability – current	158	117
Payroll taxes	258	132
Other payables	7,038	1,143
Trade and other payable	€ 8,829	€ 10,180